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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 3/31/2012

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one):          [_] is a restatement
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

OMT Capital Management LLC
One Montgomery Street, Suite 3300
San Francisco, CA 94104

Form 13F File Number:  028-14338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Richard Duff
President
415.296.8100

Signature, Place and Date of Signing:


/s/ Richard Duff                San Francisco, CA               05/15/2012
---------------------           -----------------               ----------
    [Signature]                  [City, State]                    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        1

Form 13F Information Table Entry Total:                  30

Form 13F Information Table Value Total (x$1000):    221,149
                                                 (thousands)

List of Other Included Managers: Hatteras Alternative Mutual Funds Trust

                                (See attachment)

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
Column 1                         Column 2 Column 3  Column 4        Column 5      Column 6  Column 7             Column 8
--------                         -------- --------- --------        ---------     --------  --------             --------
                                 Title of           Value     Shares or Sh/ Put/ Investment Other    Voting Authority
Name of Issuer                    Class   CUSIP     (x$1000)  Prn Amt   Prn Call Discretion Managers Sole       Shared  None
ABIOMED INC                      Common   003654100    7,058    318,080 SH          Sole                318,080
                                                       1,604     72,270 SH         Other                         72,270
ABOVENET INC                     Common   00374N107    6,443     77,810 SH          Sole                 77,810
                                                       1,513     18,270 SH         Other                         18,270
AFFYMETRIX INC                   Common   00826T108    3,699    866,280 SH          Sole                866,280
                                                         848    198,640 SH         Other                        198,640
AIR TRANS SVCS GROUP INC         Common   00922R105    3,198    552,350 SH          Sole                552,350
                                                         695    120,110 SH         Other                        120,110
ALIGN TECHNOLOGY INC             Common   016255101    5,555    201,650 SH          Sole                201,650
                                                       1,312     47,620 SH         Other                         47,620
ALLIANCE DATA SYSTEMS            Common   018581108    9,102     72,260 SH          Sole                 72,260
                                                       2,091     16,600 SH         Other                         16,600
ARRIS GROUP INC                  Common   04269Q100    5,426    480,217 SH          Sole                480,217
                                                       1,287    113,850 SH         Other                        113,850
ATLAS AIR WORLDWIDE HLDG         Common   049164205    3,331     67,280 SH          Sole                 67,280
                                                         761     15,470 SH         Other                         15,470
BROADRIDGE FINL SOLUTION         Common   11133T103    3,740    156,412 SH          Sole                156,412
                                                         872     36,490 SH         Other                         36,490
BROCADE COMMUNS SYS NEW          Common   111621306    7,594  1,320,680 SH          Sole              1,320,680
                                                       1,773    308,300 SH         Other                        308,300
CARDTRONICS INC                  Common   14161H108    5,494    209,310 SH          Sole                209,310
                                                       1,322     50,360 SH         Other                         50,360
CARTERS INC                      Common   146229109    8,092    162,596 SH          Sole                162,596
                                                       1,900     38,180 SH         Other                         38,180
CHICOS FAS INC                   Common   168615102    5,226    346,090 SH          Sole                346,090
                                                       1,155     76,510 SH         Other                         76,510
ESCO TECHNOLOGIES INC            Common   296315104    2,844     77,340 SH          Sole                 77,340
                                                         559     15,190 SH         Other                         15,190
FINANCIAL ENGINES INC            Common   317485100    6,720    300,530 SH          Sole                300,530
                                                       1,601     71,580 SH         Other                         71,580
GRACO INCORPORATED               Common   384109104    6,369    120,040 SH          Sole                120,040
                                                       1,531     28,850 SH         Other                         28,850
HOLOGIC INC                      Common   436440101    6,753    313,380 SH          Sole                313,380
                                                       1,557     72,260 SH         Other                         72,260
INFORMATICA CORP                 Common   45666Q102    3,744     70,780 SH          Sole                 70,780

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
                                                         835     15,780 SH         Other                         15,780
INTEGRATED DEVICE TECH           Common   458118106    5,423    758,485 SH          Sole                758,485
                                                       1,262    176,540 SH         Other                        176,540
INTL RECTIFIER CORP              Common   460254105    7,335    317,940 SH          Sole                317,940
                                                       1,717     74,440 SH         Other                         74,440
K V H INDUSTRIES INC             Common   482738101    3,909    372,270 SH          Sole                372,270
                                                         735     70,010 SH         Other                         70,010
LANDSTAR SYSTEM INC              Common   515098101    4,901     84,902 SH          Sole                 84,902
                                                       1,145     19,830 SH         Other                         19,830
MASTEC INC                       Common   576323109    6,977    385,710 SH          Sole                385,710
                                                       1,657     91,600 SH         Other                         91,600
NATIONAL CINEMEDIA INC           Common   635309107    6,628    433,170 SH          Sole                433,170
                                                       1,541    100,750 SH         Other                        100,750
NEWPORT CORP                     Common   651824104    8,891    501,730 SH          Sole                501,730
                                                       2,114    119,310 SH         Other                        119,310
PLANTRONICS INC                  Common   727493108    7,216    179,230 SH          Sole                179,230
                                                       1,648     40,930 SH         Other                         40,930
ROVI CORPORATION                 Common   779376102    6,468    198,720 SH          Sole                198,720
                                                       1,518     46,650 SH         Other                         46,650
SCIENTIFIC GAMES CP CL A CLASS A Common   80874P109    7,707    661,010 SH          Sole                661,010
                                                       1,865    159,970 SH         Other                        159,970
THE JONES GROUP INC              Common   48020T101    2,253    179,390 SH          Sole                179,390
                                                         530     42,170 SH         Other                         42,170
WORLD FUEL SERVICES CORP         Common   981475106   11,467    279,692 SH          Sole                279,692
                                                       2,638     64,340 SH         Other                         64,340